LEASES - Summary of Future Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 3,759
2025	4,244	$ 4,923
2026	3,719	4,089
2027	2,540	3,522
2028	1,978	2,439
2028		1,939
Thereafter	5,677
Thereafter		5,605
Total lease payments	21,917	22,517
Less: imputed interest	(3,550)	(3,666)
Present value of lease liabilities	$ 18,367	$ 18,851